Short-term Borrowings and Long-term Debt - Summary of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Total long-term debt	¥ 5,000	¥ 10,000
Less: current portion	(5,000)	(5,000)
Long-term debt, non-current portion		5,000
Unsecured bonds due in September 2012 [Member]
Debt Disclosure [Line Items]
Unsecured bonds		5,000
Unsecured bonds due in September 2013 [Member]
Debt Disclosure [Line Items]
Unsecured bonds	¥ 5,000	¥ 5,000